Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Other Payables and Accrued Expenses
OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2015	2014
Payroll and related expenses	$160,413	$153,496
Provision for vacation pay (1)	44,477	48,314
Provision for income tax, net of advances	27,842	34,190
Other income tax liabilities	31,435	3,100
Value added tax (“VAT”) payable	13,651	18,333
Provision for royalties	36,105	34,467
Provision for warranty	199,449	205,020
Derivative instruments	8,289	40,313
Deferred income tax, net	545	3,237
Provision for losses on long-term contracts (2)	36,511	50,203
Other (3)	181,150	168,087
	$739,867	$758,760

(1)	Long-term provision for vacation pay as of December 31, 2015 and 2014 was $26,166 and $24,661, respectively, included in other long-term liabilities

(2)	Includes a provision of $4,949 as of December 31, 2015 and 2014, related to the cessation of a program with a foreign customer

(3)
Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers